Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income TaxesFor interim periods, we follow the general recognition approach whereby tax expense is recognized through the use of an estimated annual effective tax rate, which is applied to the year-to-date operating results. Additionally, we recognize tax expense or benefit for any discrete items occurring within the interim period that were excluded from the estimated annual effective tax rate. Our effective tax rate may be subject to fluctuations during the year due to impacts from the following items: (i) changes in forecasted pre-tax and taxable income or loss, (ii) changes in statutory law or regulations in jurisdictions where we operate, (iii) audits or settlements with taxing authorities, (iv) the tax impact of expanded product offerings or business acquisitions, and (v) changes in valuation allowance assumptions.
For the three months ended March 31, 2021 and 2020, we recorded income tax expense of $1,099 and $57, respectively. The significant change in the interim 2021 period relative to the interim 2020 period was primarily due to the profitability of SoFi Lending Corp, which incurs income tax expense in some state jurisdictions where separate company filing is required. There were no material changes to our unrecognized tax benefits during the three months ended March 31, 2021 and we do not expect to have any significant changes to unrecognized tax benefits over the next 12 months.
During the three months ended March 31, 2021, we continued to maintain a full valuation allowance against our net deferred tax assets in applicable jurisdictions. In certain state jurisdictions where sufficient deferred tax liabilities exist, no valuation allowance is recognized. Management reviews all available positive and negative evidence in assessing the realizability of deferred tax assets. We will continue to recognize a full valuation allowance until there is sufficient positive evidence to support its release.
Income Taxes
Loss before income taxes consisted of the following for the years presented:

	Year Ended December 31,
	2020	2019	2018
Domestic	$(316,252)	$(238,533)	$(251,950)
Foreign	(12,269)	(1,066)	(1,407)
Loss before income taxes	$(328,521)	$(239,599)	$(253,357)
Income tax expense (benefit) consisted of the following for the years presented:

	Year Ended December 31,
	2020	2019	2018
Current tax expense:
U.S. federal	$—	$—	$34
U.S. state and local	23	17	80
Foreign	13	29	17
Total current tax expense	36	46	131
Deferred tax expense (benefit):
U.S. federal	(70,692)	(34)	2,664
U.S. state and local	(33,823)	94	(3,753)
Foreign	11	(8)	—
Total deferred tax expense (benefit)	(104,504)	52	(1,089)
Income tax expense (benefit)	$(104,468)	$98	$(958)
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. The CARES Act has not had a material impact on our provision for income taxes.
The significant change in our income tax position for the year ended December 31, 2020 relative to 2019 was primarily due to a partial release of our valuation allowance in the second quarter of 2020 in connection with deferred tax liabilities resulting from intangible assets acquired from Galileo in May 2020, as well as additional tax benefits recognized during the fourth quarter of 2020 resulting from adjustments to the deferred tax liabilities created by the Galileo acquisition that were made outside of the purchase accounting adjustment window due to the closure of the measurement period for provisional amounts related to taxes.
A reconciliation of the expected income tax benefit at the statutory federal income tax rate to the income tax expense (benefit) at the effective income tax rate was as follows for the years presented:

	Year Ended December 31,
	2020	2019	2018
Expected income tax benefit at federal statutory rate	$(68,921)	$(50,316)	$(53,205)
Valuation allowance for deferred tax assets	(9,445)	53,431	55,920
State and local income taxes, net of federal benefit	(26,681)	52	(2,894)
Research and development tax credits	(6,883)	(5,469)	(3,505)
Change in fair value of warrants(1)	4,310	(595)	—
Other(1)	3,152	2,995	2,726
Income tax expense (benefit)	$(104,468)	$98	$(958)
Effective tax rate	31.80%	(0.04)%	0.38%
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(1)We modified the presentation in the current period to separately present only the change in fair value of warrants component of non-deductible expenses. The remaining non-deductible expenses are included within “other”. We reclassified amounts for the prior periods to conform to the current period presentation.
A reconciliation of unrecognized tax benefits was as follows for the years presented:

	Year Ended December 31,
	2020	2019	2018
Unrecognized tax benefits at beginning of year	$4,307	$1,928	$1,393
Gross increases – tax positions in prior period	55	1,306	121
Gross decreases – tax positions in prior period	(331)	(11)	—
Gross increases – tax positions in current period	1,086	1,084	414
Unrecognized tax benefits at end of year	$5,117	$4,307	$1,928
If the unrecognized tax benefit of $5,117 and $4,307 as of December 31, 2020 and 2019, respectively, is recognized, there will be no effect on our effective tax rate, as the tax benefit would increase a deferred tax asset, which is offset with a full valuation allowance. We expect to continue to accrue unrecognized tax benefits for certain recurring tax positions; however, we do not expect any other significant increases or decreases to unrecognized tax benefits within the next twelve months.
The significant components of the Company’s net deferred tax liabilities were as follows as of the dates indicated:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$230,866	$176,564
Operating lease liabilities	29,340	29,969
Stock-based compensation	16,876	10,120
Research and development credits	25,538	16,081
Capital loss carryforwards	733	2,619
Amortization	—	1,333
Accruals and other	14,614	6,643
Gross deferred tax assets	317,967	243,329
Valuation allowance	(141,101)	(148,426)
Total deferred tax assets	$176,866	$94,903
Deferred tax liabilities:
Depreciation	$(4,951)	$(968)
Amortization(1)	(95,819)	—
Operating lease ROU assets	(26,121)	(27,279)
Servicing rights	(41,556)	(56,978)
Securitization investments	(7,268)	(9,576)
Other	(1,734)	(353)
Total deferred tax liabilities	(177,449)	(95,154)
Net deferred tax liabilities	$(583)	$(251)
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(1)During the year ended December 31, 2020, our deferred tax liabilities increased primarily due to acquired intangible assets recognized at fair value in connection with our acquisition of Galileo in which we had no tax basis. See Note 2 for additional information.
The following table details the activity of the deferred tax asset valuation allowance during the years indicated:

	Balance at Beginning of Period	Additions		Deductions(2)	Balance at End of Period
		Charged to Costs and Expenses	Charged to Other Accounts(1)
Year Ended December 31, 2018
Deferred tax asset valuation allowance	$3,464	$74,180	$—	$—	$77,644
Year Ended December 31, 2019
Deferred tax asset valuation allowance	77,644	70,782	—	—	148,426
Year Ended December 31, 2020
Deferred tax asset valuation allowance	148,426	87,552	4,916	(99,793)	141,101
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(1)Additions charged to other accounts for the year ended December 31, 2020 related to the increase in our valuation allowance in connection with net deferred tax assets acquired in our acquisition of 8 Limited in April 2020. See Note 2 for additional information.
(2)Deductions for the year ended December 31, 2020 related to the release of our valuation allowance in connection with deferred tax liabilities acquired in our acquisition of Galileo in May 2020. See Note 2 for additional information.
In assessing the realizability of deferred tax assets, management reviews all available positive and negative evidence.
During the year ended December 31, 2018, available negative evidence, such as non-forecasted losses realized on loan sales and a strategic shift in priorities that changed projections for near-term profitability, led us to establish a full valuation allowance, resulting in an increase of $74,180.
During the year ended December 31, 2019, we maintained a full valuation allowance against our net deferred tax assets, increasing our valuation allowance by $70,782.
During the year ended December 31, 2020, we continued to maintain a full valuation allowance against our net deferred tax assets in applicable jurisdictions, increasing our valuation allowance by $87,552. Additionally, we increased our valuation allowance by $4,916 in connection with the acquisition of net operating loss deferred tax assets from 8 Limited, and decreased our valuation allowance by $99,793 due to deferred tax liabilities resulting from intangible assets acquired from Galileo. The deferred tax liabilities arising from our acquisition of intangible assets from Galileo provided for additional sources of income whereby the valuation allowance against pre-combination deferred tax assets could be reduced, which resulted in a tax benefit recognized for the year. In certain state jurisdictions where sufficient deferred tax liabilities exist, no valuation allowance is recognized. We will continue to recognize a full valuation allowance until there is sufficient positive evidence to support its release.
The following table provides information about the Company’s net operating loss carryforwards by jurisdiction as of the dates indicated:

		December 31,
	Expiration	2020	2019
U.S. federal(1)	2031 – 2037	$209,564	$209,564
	Indefinite	589,996	426,646
U.S. state(2)	2021 – 2040	689,298	543,401
	Indefinite	130,404	95,330
Foreign	Indefinite	44,419	—
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(1)Federal net operating loss carryforwards generated in periods after December 31, 2017 are subject to an 80% limitation when used in future tax periods as a result of the Tax Cuts and Jobs Act (“TCJA”) passed in 2017. The CARES Act provided for the temporary elimination of the 80% limitation for any net operating loss utilization prior to January 1, 2021.
(2)State conformity to either TCJA or the CARES Act is established by each state’s local statutes and conformity to one act does not require conformity to both acts.
Federal and state research and development tax credits were $30,448 and $19,413 as of December 31, 2020 and 2019, respectively, and, if not utilized, will expire at various dates beginning in 2031.
The Company files a federal income tax return in the United States and also files in various state jurisdictions. As of December 31, 2020, all federal and state tax returns since inception of the Company remain subject to examination by the respective taxing authorities, with the exception of the Company’s New York tax returns for 2013 through 2015.